Non-Qualified Stock Option Transactions (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Shares, Exercised	(1,500)	(2,300)
Outstanding Shares, Cancelled	(4)
Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Shares, Beginning Balance	8,295
Outstanding Shares, Granted	929
Outstanding Shares, Exercised	(1,539)
Outstanding Shares, Forfeited	(58)
Outstanding Shares, Ending Balance	7,623	8,295
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding Weighted Average Exercise Price, Beginning Balance	$ 35.04
Outstanding Weighted Average Exercise Price, Granted	45.27
Outstanding Weighted Average Exercise Price, Exercised	31.89
Outstanding Weighted Average Exercise Price, Cancelled	45.04
Outstanding Weighted Average Exercise Price, Forfeited	41.26
Outstanding Weighted Average Exercise Price, Ending Balance	$ 36.87	$ 35.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding Aggregate Intrinsic Value, Balance at Year End	$ 124,988	$ 111,450
Exercisable Shares at Year End	5,775	6,225
Exercisable Weighted Average Exercise Price at Year-End	$ 35.05	$ 33.67
Exercisable Aggregate Intrinsic Value at Year End	$ 105,210	$ 92,200